Cash Flow Information	12 Months Ended
Dec. 31, 2017
Disclosure Of Cash Flow Information [Abstract]
Cash Flow Information
27.	CASH FLOW INFORMATION

A. Net debt reconciliation	Interest -bearing loans and borrowings	Financial lease liabilities	Total
	US$’000	US$’000	US$’000
Balance at January 1, 2017	28,225	83	28,308
Cash inflows	27,714	—	27,714
Cash outflows	(17,306)	(41)	(17,347)
Foreign exchange adjustments	2,518	6	2,524
Acquisition of PP&E by finance lease	—	30	30
Balance at December 31, 2017	41,151	78	41,229
Cash and cash equivalents			46,093
Net credit			4,864

B. Non-cash transactions with non-controlling interests	Year end December 31, 2017
US$’000
Conversion of debt to equity	167
Conversion of preference shares to ordinary shares	(399)
Net decrease in additional paid-in capital	(232)